Consolidated Statements of Cash Flows (FY) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 300,433	$ 7,167,738
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on cash and marketable securities held in Trust Account	(6,461)	(2,579,268)
Offering costs allocated to warrant liabilities	258,548
Change in fair value of warrant liabilities	597,567	6,358,235
Change in fair value of warrant liabilities	(597,567)	(6,358,235)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(640,614)	322,396
Accrued offering costs and expenses	21,655	343,582
Income tax payable		462,271
Deferred tax liability		36,940
Due to related party	1,613	23,387
Net cash used in operating activities	(662,393)	(581,189)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(191,647,500)
Overpayment of amount due to related party	(25,000)
Reimbursement of franchise tax payment from trust account		8,447
Reimbursement by related party-		25,000
Net cash provided by (used in) investing activities	(191,672,500)	33,447
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriters' discount	186,300,000
Proceeds from private placement	7,347,500
Payment of promissory notes to related party	(204,841)
Payment of offering costs	(366,538)
Redemption of common stock		(7,701,178)
Net cash provided by (used in) financing activities	193,076,121
Net change in cash	741,228	(547,742)
Cash, beginning of the period		741,228
Cash, end of the period	741,228	193,486
Supplemental disclosure of cash flow information:
Initial classification of warrant liabilities	7,813,589
Accretion of common stock to redemption value	13,802,926	1,877,984
Deferred offering costs paid through issuance of founder shares	25,000
Deferred offering costs paid through issuance of promissory note	204,841
Deferred offering costs included in accrued offering costs and expenses	$ 13,243